Other current liabilities - Summary of other current liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about other current liabilities [Line Items]
Payroll tax	€ 2,318	€ 2,008
Income tax liability	32	1,761
Accrual for vacation and overtime	1,707	1,579
Other liabilities	1,550	1,457
Total	€ 5,607	€ 6,805